SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS (Details) - USD ($)	3 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Supplemental non-cash disclosures
Reallocation of value of warrants upon exercise		$ 2,953
Shares issued for debt settlements		486,403
Shares issued for commitment		440,501
Acquisition advances eliminated on acquisition of subsidiary (Note 4)	$ 127,293